FUTURE POLICY BENEFITS - Schedule of Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Present value of expected future policy benefits
Total future policy benefits	$ 16,249	$ 14,088
Future Policy Benefits
Present value of expected net premiums:
Balance, beginning of year	2,353	3,145	$ 3,520
Beginning balance at original discount rate	2,507	3,253	3,825
Effect of changes in cash flow assumptions		71	(244)	$ (352)
Effect of actual variances from expected experience		(122)	(332)	(56)
Adjusted beginning of period balance		2,456	2,677	3,417
Issuances	1,858	3,664	1,539
Interest accrual	108	132	133
Net premiums collected	(2,125)	(3,967)	(1,836)
Derecognitions (lapses and withdrawals)	5	1
Ending balance at original discount rate	2,302	2,507	3,253
Effect of changes in discount rate assumptions	(119)	(154)	(108)
Balance, end of year	2,183	2,353	3,145
Present value of expected future policy benefits
Balance, beginning of year	14,456	10,771	9,582
Beginning balance at original discount rate	15,119	11,186	10,548
Effect of changes in cash flow assumptions		97	(205)	(379)
Effect of actual variances from expected experience		(122)	(360)	(88)
Adjusted beginning of period balance		15,094	10,621	10,081
Acquisition from business combination		311
Issuances	2,059	4,996	1,549
Interest accrual	669	516	397
Benefit payments	(1,296)	(1,006)	(921)
Derecognitions (lapses and withdrawals)	39	24
Foreign currency translation	319	(343)	80
Ending balance at original discount rate	16,884	15,119	11,186
Effect of changes in discount rate assumptions	(507)	(663)	(415)
Balance, end of year	16,377	14,456	10,771
Total future policy benefits	14,194	12,103	7,626
Less: Reinsurance recoverables	(1,280)	(1,314)	(95)
Net liability for future policy benefits, after reinsurance recoverable	12,914	10,789	7,531
Liability remeasurement gains (losses)	(112)	(60)	3
Future Policy Benefits | Annuities
Present value of expected net premiums:
Balance, beginning of year	0	0	0
Beginning balance at original discount rate	0	0	0
Effect of changes in cash flow assumptions		0	0	0
Effect of actual variances from expected experience		(25)	11	2
Adjusted beginning of period balance		(25)	11	2
Issuances	1,844	3,616	1,448
Interest accrual	13	20	12
Net premiums collected	(1,837)	(3,647)	(1,462)
Derecognitions (lapses and withdrawals)	5	0
Ending balance at original discount rate	0	0	0
Effect of changes in discount rate assumptions	0	0	0
Balance, end of year	0	0	0
Present value of expected future policy benefits
Balance, beginning of year	10,287	5,731	4,252
Beginning balance at original discount rate	10,518	5,909	4,673
Effect of changes in cash flow assumptions		23	31	(17)
Effect of actual variances from expected experience		(47)	9	(29)
Adjusted beginning of period balance		10,494	5,949	4,627
Acquisition from business combination		311
Issuances	2,045	4,947	1,457
Interest accrual	492	326	209
Benefit payments	(964)	(695)	(464)
Derecognitions (lapses and withdrawals)	39	23
Foreign currency translation	319	(343)	80
Ending balance at original discount rate	12,425	10,518	5,909
Effect of changes in discount rate assumptions	(148)	(231)	(178)
Balance, end of year	12,277	10,287	5,731
Total future policy benefits	12,277	10,287	5,731
Less: Reinsurance recoverables	(11)	(16)	(50)
Net liability for future policy benefits, after reinsurance recoverable	$ 12,266	$ 10,271	$ 5,681
Weighted average liability duration of future policy benefits (years)	8 years	9 years	9 years
Weighted average interest accretion rate	5.00%	5.00%	4.00%
Weighted average current discount rate	5.00%	5.00%	5.00%
Future Policy Benefits | Life Insurance
Present value of expected net premiums:
Balance, beginning of year	$ 2,353	$ 3,145	$ 3,520
Beginning balance at original discount rate	2,507	3,253	3,825
Effect of changes in cash flow assumptions		71	(244)	(352)
Effect of actual variances from expected experience		(97)	(343)	(58)
Adjusted beginning of period balance		2,481	2,666	3,415
Issuances	14	48	91
Interest accrual	95	112	121
Net premiums collected	(288)	(320)	(374)
Derecognitions (lapses and withdrawals)	0	1
Ending balance at original discount rate	2,302	2,507	3,253
Effect of changes in discount rate assumptions	(119)	(154)	(108)
Balance, end of year	2,183	2,353	3,145
Present value of expected future policy benefits
Balance, beginning of year	4,169	5,040	5,330
Beginning balance at original discount rate	4,601	5,277	5,875
Effect of changes in cash flow assumptions		74	(236)	(362)
Effect of actual variances from expected experience		(75)	(369)	(59)
Adjusted beginning of period balance		4,600	4,672	$ 5,454
Acquisition from business combination		0
Issuances	14	49	92
Interest accrual	177	190	188
Benefit payments	(332)	(311)	(457)
Derecognitions (lapses and withdrawals)	0	1
Foreign currency translation	0	0	0
Ending balance at original discount rate	4,459	4,601	5,277
Effect of changes in discount rate assumptions	(359)	(432)	(237)
Balance, end of year	4,100	4,169	5,040
Total future policy benefits	1,917	1,816	1,895
Less: Reinsurance recoverables	(1,269)	(1,298)	(45)
Net liability for future policy benefits, after reinsurance recoverable	$ 648	$ 518	$ 1,850
Weighted average liability duration of future policy benefits (years)	14 years	15 years	16 years
Weighted average interest accretion rate	5.00%	5.00%	5.00%
Weighted average current discount rate	6.00%	6.00%	5.00%